Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Financial liabilities:
Carrying amounts of investments in equity method investees	¥ 3,066,738	¥ 2,560,339
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	50,972,000	49,977,000
Interest-earning deposits in other banks	58,848,000	53,347,000
Call loans and funds sold	1,316,000	1,256,000
Receivables under resale agreements	12,503,000	13,780,000
Receivables under securities borrowing transactions	4,496,000	3,370,000
Investment securities	4,595,000	3,904,000
Loans, net of allowance for credit losses	111,669,000	114,350,000
Other financial assets	9,207,000	8,108,000
Financial liabilities:
Non-interest-bearing	36,496,000	38,521,000
Interest-bearing	188,112,000	190,695,000
Total deposits	224,608,000	229,216,000
Call money and funds purchased	2,416,000	2,354,000
Payables under repurchase agreements	27,726,000	24,568,000
Payables under securities lending transactions	1,022,000	843,000
Due to trust account and other short-term borrowings	22,728,000	17,883,000
Long-term debt	34,245,000	34,773,000
Other financial liabilities	7,560,000	7,027,000
Carrying amounts of investments in equity method investees	3,067,000	2,560,000
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	50,972,000	49,977,000
Interest-earning deposits in other banks	58,848,000	53,347,000
Call loans and funds sold	1,316,000	1,256,000
Receivables under resale agreements	12,503,000	13,780,000
Receivables under securities borrowing transactions	4,496,000	3,370,000
Investment securities	4,606,000	3,939,000
Loans, net of allowance for credit losses	112,391,000	115,709,000
Other financial assets	9,207,000	8,108,000
Financial liabilities:
Non-interest-bearing	36,496,000	38,521,000
Interest-bearing	188,080,000	190,712,000
Total deposits	224,576,000	229,233,000
Call money and funds purchased	2,416,000	2,354,000
Payables under repurchase agreements	27,726,000	24,568,000
Payables under securities lending transactions	1,022,000	843,000
Due to trust account and other short-term borrowings	22,728,000	17,883,000
Long-term debt	33,974,000	35,042,000
Other financial liabilities	7,560,000	7,027,000
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	50,972,000	49,977,000
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	1,758,000	1,123,000
Loans, net of allowance for credit losses	2,000	3,000
Other financial assets	0	0
Financial liabilities:
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	58,848,000	53,347,000
Call loans and funds sold	1,316,000	1,256,000
Receivables under resale agreements	12,503,000	13,780,000
Receivables under securities borrowing transactions	4,496,000	3,370,000
Investment securities	460,000	780,000
Loans, net of allowance for credit losses	245,000	298,000
Other financial assets	9,207,000	8,108,000
Financial liabilities:
Non-interest-bearing	36,496,000	38,521,000
Interest-bearing	188,080,000	190,712,000
Total deposits	224,576,000	229,233,000
Call money and funds purchased	2,416,000	2,354,000
Payables under repurchase agreements	27,726,000	24,568,000
Payables under securities lending transactions	1,022,000	843,000
Due to trust account and other short-term borrowings	22,728,000	17,883,000
Long-term debt	33,974,000	35,042,000
Other financial liabilities	7,560,000	7,027,000
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	2,388,000	2,036,000
Loans, net of allowance for credit losses	112,144,000	115,408,000
Other financial assets	0	0
Financial liabilities:
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	¥ 0	¥ 0